Contingencies and Commitements (Tables)	6 Months Ended
Jun. 30, 2025
Contingencies and Commitements [Abstract]
Schedule of License Agreements

The Group is subject to the following minimum guarantee amounts relating to the content on its service and publishing rights, the majority of which relate to initial investments and minimum royalty payments associated with its license agreements for the use of licensed content and publishing royalties, as at:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

Less than one year	1,978	279,590
Later than one year but not more than 5 years	5,695,533	5,333,290